Derivative Liabilities (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Liability			$ 850,753
Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability
Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability
Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability			$ 850,753